UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23705

Atlas U.S. Tactical Income Fund, Inc.
(Exact name of registrant as specified in charter)

225 Pictoria Drive Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Jaime Pandal
Buchanan Office Center, Road 165 No. 40, Suite 201, Guaynabo, PR 00968
(Name and address of agent for service)

Registrant’s telephone number, including area code:	855-969-8440

Date of fiscal year end:	9/30

Date of reporting period:	3/31/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Atlas U.S. Tactical Income Fund - Class A (ATLAX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Atlas U.S. Tactical Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.atlas-am.com/semi-annual-report-eng. You can also request this information by contacting us at (855) 969-8440.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$264	5.30%Footnote Reference*

* Annualized

  Costs of $10,000 investment (excluding interest expense)      Costs paid as percentage of a $10,000 investment (excluding interest expense)

          Class A                                              $65                                                                                             1.30%*

* Annualized

Fund Statistics

Net Assets	$72,974,220
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$235,000
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	7.6%
Corporate Bonds	33.1%
U.S. Government & Agencies	59.3%

What did the Fund invest in?

Portfolio Weighting (% of total investments)

MBS Passthrough
59.3%
Financials
39.6%
Technology
0.4%
Communications
0.3%
Consumer Staples
0.1%
Consumer Discretionary
0.2%
Health Care
0.1%

Value	Value
Health Care	0.1%
Consumer Discretionary	0.2%
Consumer Staples	0.1%
Communications	0.3%
Technology	0.4%
Financials	39.6%
MBS Passthrough	59.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ginnie Mae II Pool, 6.000%, 06/20/53	14.4%
Ginnie Mae II Pool, 5.500%, 10/20/52	10.2%
Morgan Stanley, 5.297%, 04/20/37	9.3%
Capital One Financial Corporation, 5.268%, 05/10/33	9.1%
JPMorgan Chase & Company, 5.717%, 09/14/33	8.3%
Ginnie Mae II Pool, 6.500%, 03/20/53	7.5%
Ginnie Mae II Pool, 5.500%, 11/20/53	6.6%
Annaly Capital Management, Inc.	6.3%
AGNC Investment Corporation	5.8%
Bank of America Corporation, 3.846%, 03/08/37	5.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Atlas U.S. Tactical Income Fund - Class A (ATLAX)

Semi-Annual Shareholder Report - March 31, 2025

Additional information is available on the Fund's website ( https://www.atlas-am.com/semi-annual-report-eng ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-ATLAX

Atlas U.S. Tactical Income Fund - Class C (ATLCX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Atlas U.S. Tactical Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.atlas-am.com/semi-annual-report-eng. You can also request this information by contacting us at (855) 969-8440.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$301	6.05%Footnote Reference*

* Annualized

 Costs of $10,000 investment (excluding interest expense)      Costs paid as percentage of a $10,000 investment (excluding interest expense)

           Class C                                           $102                                                                                               2.05%*

*Annualized

Fund Statistics

Net Assets	$72,974,220
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$235,000
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	7.6%
Corporate Bonds	33.1%
U.S. Government & Agencies	59.3%

What did the Fund invest in?

Portfolio Weighting (% of total investments)

Value	Value
Health Care	0.1%
Consumer Discretionary	0.2%
Consumer Staples	0.1%
Communications	0.3%
Technology	0.4%
Financials	39.6%
MBS Passthrough	59.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ginnie Mae II Pool, 6.000%, 06/20/53	14.4%
Ginnie Mae II Pool, 5.500%, 10/20/52	10.2%
Morgan Stanley, 5.297%, 04/20/37	9.3%
Capital One Financial Corporation, 5.268%, 05/10/33	9.1%
JPMorgan Chase & Company, 5.717%, 09/14/33	8.3%
Ginnie Mae II Pool, 6.500%, 03/20/53	7.5%
Ginnie Mae II Pool, 5.500%, 11/20/53	6.6%
Annaly Capital Management, Inc.	6.3%
AGNC Investment Corporation	5.8%
Bank of America Corporation, 3.846%, 03/08/37	5.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Atlas U.S. Tactical Income Fund - Class C (ATLCX)

Semi-Annual Shareholder Report - March 31, 2025

Additional information is available on the Fund's website ( https://www.atlas-am.com/semi-annual-report-eng ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-ATLCX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

ATLAS U.S. TACTICAL INCOME FUND, INC.

SEMI-ANNUAL FINANCIAL STATEMENTS

and ADDITIONAL INFORMATION

March 31, 2025

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares					Fair Value
	COMMON STOCKS — 14.2%
	APPAREL & TEXTILE PRODUCTS - 0.2%
2,345	NIKE, Inc., Class B				$148,861

	BIOTECH & PHARMA - 0.2%
4,114	Moderna, Inc.(a)				116,632

	E-COMMERCE DISCRETIONARY - 0.1%
460	Amazon.com, Inc.(a)				87,520

	INTERNET MEDIA & SERVICES - 0.6%
2,834	Alphabet, Inc., Class C				442,756

	MORTGAGE FINANCE - 12.1%
442,390	AGNC Investment Corporation				4,238,096
226,713	Annaly Capital Management, Inc.				4,604,541
					8,842,637

	RETAIL - CONSUMER STAPLES - 0.3%
1,320	Five Below, Inc.(a)				98,901
1,232	Target Corporation				128,571
					227,472

	SEMICONDUCTORS - 0.7%
4,891	Advanced Micro Devices, Inc.(a)				502,501

	TOTAL COMMON STOCKS (Cost $13,764,096)				10,368,379

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity

	CORPORATE BONDS — 62.1%
	ASSET MANAGEMENT — 4.3%
3,000,000	Charles Schwab Corporation(b)	SOFRRATE + 2.500%	5.8530	05/19/34	3,128,349

	BANKING — 31.5%
2,400,000	Bank of America Corporation(b)	H15T5Y + 1.200%	2.4820	09/21/36	1,999,050
4,600,000	Bank of America Corporation(b)	H15T5Y + 2.000%	3.8460	03/08/37	4,122,841

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 62.1% (Continued)
	BANKING — 31.5% (Continued)
1,250,000	Citigroup, Inc.		6.6250	06/15/32	$1,345,551
1,000,000	Citigroup, Inc.(b)	SOFRRATE + 2.661%	6.1740	05/25/34	1,022,915
3,000,000	Citigroup, Inc.		6.1250	08/25/36	3,080,247
100,000	JPMorgan Chase & Company		4.2500	10/01/27	99,945
5,900,000	JPMorgan Chase & Company(b)	SOFRRATE + 2.580%	5.7170	09/14/33	6,052,936
3,500,000	US Bancorp Series BB(b)	SOFRRATE + 2.110%	4.9670	07/22/33	3,364,259
1,750,000	Wells Fargo Bank NA		6.6000	01/15/38	1,918,590
					23,006,334

	INSTITUTIONAL FINANCIAL SERVICES — 11.8%
1,750,000	Goldman Sachs Group, Inc.		6.7500	10/01/37	1,888,420
6,900,000	Morgan Stanley Series F(b)	SOFRRATE + 2.620%	5.2970	04/20/37	6,758,087
					8,646,507

	SPECIALTY FINANCE — 14.5%
4,000,000	American Express Company(b)	SOFRRATE + 2.255%	4.9890	05/26/33	3,937,782
6,725,000	Capital One Financial Corporation(b)	SOFRRATE + 2.370%	5.2680	05/10/33	6,609,996
					10,547,778

	TOTAL CORPORATE BONDS (Cost $45,807,634)				45,328,968

Principal			Coupon
Amount ($)			Rate (%)	Maturity

	U.S. GOVERNMENT & AGENCIES — 111.1%
	AGENCY FIXED RATE — 106.5%
1,700,581	Fannie Mae Pool(c)		5.5000	11/01/52	1,707,613
2,161,862	Fannie Mae Pool(c)		6.0000	05/01/54	2,196,193
750,399	Ginnie Mae I Pool		4.0000	01/15/46	728,109
2,284,541	Ginnie Mae I Pool(c)		6.0000	06/15/53	2,431,899
1,121,252	Ginnie Mae II Pool(c)		4.0000	09/20/47	1,046,146
981,304	Ginnie Mae II Pool		4.5000	02/20/48	943,864
4,618,790	Ginnie Mae II Pool(c)		2.5000	03/20/51	3,945,807
613,370	Ginnie Mae II Pool(c)		3.0000	07/20/51	539,477
2,524,976	Ginnie Mae II Pool(c)		3.0000	07/20/51	2,221,598
3,698,402	Ginnie Mae II Pool(c)		3.0000	09/20/51	3,218,006

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal		Coupon
Amount ($)		Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 111.1% (Continued)
	AGENCY FIXED RATE — 106.5% (Continued)
978,466	Ginnie Mae II Pool(c)	2.0000	03/20/52	$755,189
1,792,520	Ginnie Mae II Pool	3.0000	03/20/52	1,548,187
7,129,082	Ginnie Mae II Pool(c)	5.5000	10/20/52	7,425,701
1,093,524	Ginnie Mae II Pool(c)	6.0000	01/20/53	1,174,523
1,318,767	Ginnie Mae II Pool(c)	5.5000	02/20/53	1,373,236
1,605,349	Ginnie Mae II Pool(c)	6.0000	03/20/53	1,722,806
5,035,322	Ginnie Mae II Pool(c)	6.5000	03/20/53	5,457,640
2,585,025	Ginnie Mae II Pool(c)	6.5000	03/20/53	2,797,515
1,741,075	Ginnie Mae II Pool(c)	5.5000	04/20/53	1,812,993
1,073,070	Ginnie Mae II Pool(c)	5.5000	04/20/53	1,117,395
1,205,232	Ginnie Mae II Pool(c)	6.0000	04/20/53	1,293,418
1,681,979	Ginnie Mae II Pool(c)	5.5000	06/20/53	1,751,948
2,611,283	Ginnie Mae II Pool(c)	5.5000	06/20/53	2,719,940
1,001,589	Ginnie Mae II Pool(c)	5.5000	06/20/53	1,042,961
1,170,013	Ginnie Mae II Pool(c)	6.0000	06/20/53	1,255,622
9,751,572	Ginnie Mae II Pool(c)	6.0000	06/20/53	10,473,874
1,090,083	Ginnie Mae II Pool	6.5000	06/20/53	1,179,698
439,842	Ginnie Mae II Pool	5.0000	07/20/53	447,395
1,052,335	Ginnie Mae II Pool(c)	5.5000	07/20/53	1,095,803
1,089,328	Ginnie Mae II Pool(c)	5.5000	07/20/53	1,134,653
995,929	Ginnie Mae II Pool	6.5000	09/20/53	1,077,806
4,816,504	Ginnie Mae II Pool(c)	5.5000	11/20/53	4,831,562
993,997	Ginnie Mae II Pool(c)	6.0000	11/20/53	1,066,729
131,846	Ginnie Mae II Pool	4.5000	02/20/54	130,648
1,016,426	Ginnie Mae II Pool	6.0000	09/20/54	1,090,454
2,960,380	Ginnie Mae II Pool(c)	5.5000	10/20/54	2,966,501
				77,722,909

	AGENCY MBS OTHER — 4.6%
1,649,871	Ginnie Mae II Pool(c)	5.0000	05/20/53	1,678,203
1,578,941	Ginnie Mae II Pool(c)	5.5000	05/20/53	1,644,638
				3,322,841

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $79,818,398)			81,045,750

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

				Fair Value
	TOTAL INVESTMENTS - 187.4% (Cost $139,390,128)			$136,743,097
	LIABILITIES IN EXCESS OF OTHER ASSETS - (87.4)%			(63,768,877)

	NET ASSETS - 100.0%			$72,974,220

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount	(Depreciation)
16	CME E-Mini Standard & Poor’s 500 Index Futures	06/23/2025	$4,522,600	$(99,525)
1	Micro E-Mini S&P 500 futures	06/23/2025	28,266	(1,965)
	TOTAL FUTURES CONTRACTS			$(101,490)

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount	(Depreciation)
75	CBOT 10 Year US Treasury Note	06/19/2025	$8,341,406	$(11,250)

	TOTAL FUTURES CONTRACTS

REVERSE REPURCHASE AGREEMENTS

Principal Amount ($)	Counterparty	Acquired Date	Interest (%)	Maturity	Fair Value
$(39,780,000)	INTL FCStone	3/27/2025	4.5500	4/2/2025	$(39,780,000)
(600,000)	INTL FCStone	3/31/2025	4.6500	4/2/2025	(600,000)
(25,305,000)	South Street	3/13/2025	4.5000	4/8/2025	(25,305,000)
TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $65,685,000)					$(65,685,000)

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Non-income producing security.

(b)	Variable rate security; the rate shown represents the rate on March 31, 2025. Bond converts to floating rate in the final year of the bond.

(c)	This security has been pledged as collateral for securities sold under agreements to repurchase of $73,899,589.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Statement of Assets and Liabilities (Unaudited)
March 31, 20225

Assets:

Investments, at fair value (cost $139,390,128) - including $73,899,589 of securities held in a pledge account for repurchase agreements collateral	$136,743,097
Cash	85,117
Interest receivable	996,081
Deposits with broker for futures contracts	780,905
Dividend receivable	211,786
Variation margin on futures contracts	23,179
Receivable for Fund shares sold	10,000
Prepaid expenses and other assets	6,218
Total Assets	138,856,383

Liabilities:
Reverse repurchase agreements (proceeds $65,685,000)	65,685,000
Interest payable for reverse repurchase agreements	85,316
Distribution fees payable	67,077
Payable to related parties	23,657
Accrued expenses and other liabilities	21,113
Total Liabilities	65,882,163
Net Assets	$72,974,220

Net assets:
Paid-in capital	$92,031,219
Accumulated losses	(19,056,999)
Total Net Assets	$72,974,220

Shares outstanding, $0.01 par value, 1,000,000,000 shares authorized
Class A Shares	7,520,189
Class C Shares	1,144,607
8,664,796

Class A Shares:
Net Assets	$63,356,591
Net assets and redemption price per share (a)	$8.42
Maximum offering price per share (maximum sales charge of 3.50%)	$8.73
Class C Shares:
Net Assets	$9,617,629
Net assets, offering price and redemption price per share (a)	$8.40

(a)	Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Statement of Operations (Unaudited)
For the Six Months Ended March 31, 2025

Investment Income:

Interest	$3,426,220
Dividends	619,224
Less: foreign tax withholding	(59,954)
Total investment income	3,985,490

Expenses:

Interest and leverage related expenses	1,535,814
Investment advisory fees	448,269
Distribution fees:
Class A	83,097
Class C	51,520
Administration fee	40,603
Fund accounting fees	20,965
Professional fees	20,195
Legal fees	17,452
Transfer agent fees	17,189
Directors’ fees	13,459
Printing expenses	11,967
Audit and accounting fees	11,468
Custody fees	7,578
Insurance expense	4,239
Shareholder service fees	2,992
Other expenses	1,427
Total expenses	2,288,234
Less: Advisory fees voluntarily waived by Adviser	(213,269)
Net expenses	2,074,965
Net investment income	1,910,525

Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	4,935
Futures contracts	503,028
Net realized gain	507,963
Net change in unrealized depreciation on:
Investments	(2,628,057)
Futures contracts	(151,412)
Net change in unrealized depreciation	(2,779,469)

Net realized and unrealized loss on investments	(2,271,506)
Net decrease in net assets from operations	$(360,981)

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Statements of Changes in Net Assets

	For The Six	For The Year
	Months Ended	Ended
	March 31, 2025	September 30, 2024
From Operations:	(Unaudited)
Net investment income	$1,910,525	$3,463,156
Net realized gain (loss) on investments, options purchased and futures contracts	507,963	(737,367)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(2,779,469)	11,663,246
Net increase (decrease) in net assets from operations	(360,981)	14,389,035

Distributions to shareholders:
Distributable earnings
Class A	(1,539,048)	(3,035,250)
Class C	(208,092)	(428,368)
Return of capital
Class A	—	(196,857)
Class C	—	(31,740)
Distributions to shareholders:	(1,747,140)	(3,692,215)

From capital share transactions:
Shares sold
Class A	714,927	2,583,407
Class C	—	613,000

Shares issued in reinvestment of distributions
Class A	327,054	785,282
Class C	66,018	162,738

Shares redeemed
Class A	(6,099,538)	(9,046,836)
Class C	(1,169,504)	(1,886,638)

Redemption fees
Class A	—	289
Net decrease in net assets from capital share transactions	(6,161,043)	(6,788,758)

Net Increase (Decrease) in Net Assets	(8,269,164)	3,908,062

Net Assets:
Beginning of Period	$81,243,384	$77,335,322
End of Period	$72,974,220	$81,243,384

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Statement of Cash Flows (Unaudited)
For the Six Months Ended March 31, 2025

Cash provided by operating activities

Net decrease in net assets from operations	$(360,981)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of investments	(7,188,062)
Proceeds from sales of investments	6,018,961
Proceeds from paydowns on investments	2,105,787
Accretion of discount on investments, net	(10,019)
Net realized gain on investments and futures contracts	(4,935)
Net change in unrealized (appreciation) depreciation on investments and futures contracts	2,628,057

Decrease (increase) in assets:
Variation margin on futures contracts	10,805
Interest receivable	1,048
Dividend receivable	(10,678)
Prepaid expenses and other assets	(4,218)
Increase (decrease) in liabilities:
Distribution fees payable	9,902
Payable to related parties	(9,144)
Accrued expenses and other liabilities	(20,600)
Net cash provided by operating activities	3,165,923

Cash flows used in financing activities:
Proceeds from shares sold	704,927
Increase in borrowings of $4,985,000, net of repayments of $0	4,985,000
Interest payable on borrowings	(67,066)
Payment of shares redeemed	(7,354,643)
Distributions to shareholders	(1,354,068)
Net cash used in financing activities	(3,085,850)

Net increase in cash	80,073
Cash at beginning of period	785,949
Cash at end of period (includes deposits with broker)	$866,022

Cash	$85,117
Restricted Cash Held with Broker	780,905
Reconciliation to cash balance	$866,022

Supplemental disclosures:
Interest paid	$1,568,462
Non-Cash Financing Activities:
Dividends reinvested	$393,072

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period.

	Class A
			For the Year Ended	For the Year	For the Year Ended	For the Year
	For the Six Months Ended		September 30,	Ended September	September 30,	Ended September
	March 31, 2025		2024	30, 2023	2022	30, 2021
	(Unaudited)
Per-share operating performance:
Net asset value, beginning of year/period	$8.65		$7.55	$7.55	$10.39	$9.77

Income from investment operations:
Net investment income*	0.21		0.37	0.33	0.24	0.25
Net realized and unrealized gain (loss) from investment operations	(0.24)		1.12	0.06	(2.67)	0.79
	(0.03)		1.49	0.39	(2.43)	1.04
Less distributions:
Dividends from net investment income	(0.20)		(0.37)	(0.34)	(0.38)	(0.42)
Return of capital	—		(0.02)	(0.05)	(0.03)	—
Total distributions	(0.20)		(0.39)	(0.39)	(0.41)	(0.42)

Paid in capital from redemption fees*	—		0.00 ^	—	0.00 ^	0.00 ^

Net asset value, end of year/period	$8.42		$8.65	$7.55	$7.55	$10.39

Total investment return based on net asset value per share**	(0.36	)% (a)	20.17%	5.07%	(24.00)%	10.77%

Net assets, end of year/period (in thousands)	$63,357		$70,239	$66,691	$66,340	$86,658
Ratios as a percentage of average net assets:
Expenses***:
before waiver	5.86	% (b)	6.06%	5.62%	2.41%	1.90%
net of waiver	5.30	% (b)	5.41%	4.72%	1.99%	1.58%

Net investment income	5.11	% (b)	4.51%	4.18%	2.56%	2.45%

Portfolio turnover rate	4	% (a)	21%	109%	139%	14%

*	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

**	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees, total returns would have been lower.

***	Expenses excluding interest and leverage related expenses:
before waiver	1.86%	1.77%	1.83%	1.73%	1.77%
net of waiver	1.30%	1.12%	0.93%	1.31%	1.45%

^	Less than $0.01 per share.

(a)	Not annualized.

(b)	Annualized.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period.

	Class C
			For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	For the Six Months		September 30,	September 30,	September 30,	September 30,
	Ended March 31, 2025		2024	2023	2022	2021
Per-share operating performance:	(Unaudited)
Net asset value, beginning of year/period	$8.63		$7.55	$7.55	$10.37	$9.75
Income from investment operations:
Net investment income*	0.17		0.31	0.28	0.17	0.17
Net realized and unrealized gain (loss) from investment operations	(0.23)		1.11	0.05	(2.67)	0.79
	(0.06)		1.42	0.33	(2.50)	0.96
Less distributions:
Dividends from net investment income	(0.17)		(0.32)	(0.28)	(0.29)	(0.34)
Return of capital	—		(0.02)	(0.05)	(0.03)	—
Total distributions	(0.17)		(0.34)	(0.33)	(0.32)	(0.34)

Paid in capital from redemption fees*	—		0.00 ^	—	0.00 ^	0.00 ^
Net asset value, end of year/period	$8.40		$8.63	$7.55	$7.55	$10.37

Total investment return based on net asset value per share**	(0.66	)% (a)	19.23%	4.19%	(24.56)%	9.89%
Net assets, end of year/period (in thousands)	$9,618		$11,005	$10,644	$11,137	$14,649
Ratios as a percentage of average net assets:
Expenses***:
before waiver	6.61	% (b)	6.81%	6.36%	3.13%	2.64%
net of waiver	6.05	% (b)	6.16%	5.49%	2.73%	2.32%
Net investment income	4.13	% (b)	3.76%	3.40%	1.80%	1.68%
Portfolio turnover rate	4	% (a)	21%	109%	139%	14%

*	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

**	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable redemption fees. Had the adviser not waived fees, total returns would have been lower.

***	Expenses excluding interest and leverage related expenses:
before waiver	2.61%	2.51%	2.58%	2.46%	2.51%
net of waiver	2.05%	1.86%	1.71%	2.06%	2.19%

^	Less than $0.01 per share.

(a)	Not annualized.

(b)	Annualized.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited)
March 31, 2025

Note 1 -	Organization and Significant Accounting Policies

Prior to June 17, 2021, the Atlas U.S. Tactical Income Fund, Inc. (the “Fund”) was a diversified, leveraged, open-end, redeemable at will, mutual fund investment company registered under the Puerto Rico Investment Companies Act of 2013 (the Act), as amended, and organized under the laws of the Commonwealth of Puerto Rico. The Fund was incorporated on June 17, 2015, and started operations on October 1, 2015. Since June 17, 2021, the Fund has been registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize total return, consistent with preservation of capital.

The Fund currently offers Class A and Class C shares. Class A shares are offered at net asset value plus a maximum sales charge of 3.50%. Class C shares are offered at net asset value. The Fund charges a fee of 1% on redemptions of shares held for less than 60 days. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The following is a summary of significant accounting policies followed by the Fund:

Operating Segments

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Basis of Accounting

The financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update 2013-08.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

Note 1 -	Organization and Significant Accounting Policies (continued)

Net Asset Value

The net asset value (“NAV”) per share of the Fund is determined as of the close of regular trading on each day that the New York Stock Exchange is open for business by adding the assets value of all securities and other assets of the Fund, then subtracting its liabilities, and then dividing the result by the total number of shares outstanding.

Fair Value Measurements

The Fund follows the provisions of FASB ASC 820 – “Fair Value Measurements and Disclosures” for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring basis and defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Investment Transactions

Investment transactions are recorded on the trade date. Differences between cost and fair values are reflected as unrealized appreciation or depreciation on investments. The Fund uses the high-cost method for determining realized gains or losses on investments.

Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on fixed income securities are accreted or amortized using the effective interest method.

Taxation

The Fund recognizes the tax benefits of uncertain tax positions only where the position is more likely than not to be sustained on its merits in examination by the tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years. As of September 30, 2024, there were no uncertain tax positions for the Fund or unrecognized tax benefits. The Fund remains subject to income tax examinations for its Puerto Rico income taxes filed for the fiscal years 2020 to 2024, or expected to be filed in 2025.

The Fund can invest in taxable and tax-exempt securities. In general, distributions of taxable income dividends, if any, to Puerto Rico individuals, estates, and trusts are subject to a tax of 15%. Moreover, distribution of capital gain dividends, if any to (a) Puerto Rico individuals, estates, and trusts are subject to a tax of 15% and (b) Puerto Rico corporations are subject to a tax of 20%. The tax withholdings are effected at the time of payment of the corresponding dividend. Otherwise, tax distributions are subject to regular income tax. Individual shareholders may be subject to alternate basic tax on certain fund distributions. Certain Puerto Rico entities receiving taxable income dividends are entitled to claim an 85% dividends received deduction. Fund shareholders are advised to consult their own tax advisers.

REIT distributions – The character of distributions received from Real Estate Investment Trusts (’‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

Note 1 -	Organization and Significant Accounting Policies – (continued)

In addition, the Fund is exempt from United States income taxes, except for dividends received from United States sources, which are subject to a 10% United States withholding tax, if certain requirements are met. Dividend income is recorded net of taxes.

Shares Issues and Redemptions

In accordance with the terms of the Fund, a NAV per share is determined for each share class, as of the close of business on every business day for the purposes of issuance and redemption of the Fund’s shares. The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The Fund received $0 and $289 in redemption fees for the six months ended March 31, 2025, and the year ended September 30, 2024, respectively.

Dividends and Distributions to Shareholders

The Fund distributes income on a monthly basis. The Fund does not generally intend to distribute capital gains unless the Board of Directors of the Fund (the “Board”) determines that capital gains must be distributed to holders of shares in order to ensure advantageous tax treatment for the Fund or its shareholders.

Concentration of Credit Risk

The Fund is designated as a diversified fund which may not invest more than 5% of the Fund’s total assets in a single issuer with the exception of obligations guaranteed by the U.S. Government or one of its agencies nor invest more than 10% of the outstanding voting securities of an issuer and has at least 75% of the Fund’s assets invested in cash and cash equivalents, Government securities, securities of other investment companies.

Financial instruments that potentially expose the Fund to certain concentrations of credit risk include cash in bank accounts. The cash deposits, at times, may exceed the amount insured by the Federal Deposit Insurance Corporation (“FDIC”).

Deposit accounts, including checking and savings accounts, money market deposit accounts and certificates of deposit are standardly insured up to $250,000 by the FDIC. The standard insurance coverage is per depositor, per insured bank. Cash deposits with counter parties for futures and options are uninsured. At March 31, 2025, the Fund had uninsured cash deposits fully related to broker deposits and variation funds for futures and options. The Fund has not experienced any losses on such accounts. As of March 31, 2025, the Fund held $85,117 in cash at U.S. Bank, N.A. The Fund held $780,905 at Interactive Brokers.

Futures Contracts – The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. To manage interest rate risk, the Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Fund is required to deposit, in a segregated account, a specified amount of cash which is classified as “cash deposit” with broker in the accompanying Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by the Fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at March 31, 2025 are listed after the Fund’s Schedule of Investments.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

Note 1 -	Organization and Significant Accounting Policies – (continued)

Options Transactions – The Fund is subject to equity price and interest rate risk in the normal course of pursuing its investment objective and may purchase options to help hedge against risk.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. There were no options held at March 31, 2025.

The effect of derivative instruments on the Statement of Assets and Liabilities at March 31, 2025, were as follows:

		Location of derivatives on Statement of	Fair value of asset/liability
Derivative	Risk Type	Assets and Liabilities	derivatives
Futures contracts	Equity	Variation margin on futures contracts	$24,351
Futures contracts	Interest Rate	Variation margin on futures contracts	$(1,172)
		Total	$23,179

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2025, were as follows:

			Realized and
			unrealized gain
Derivative	Risk Type	Location of gain (loss) on derivatives	(loss) on derivatives
Futures contracts	Interest Rate	Net realized gain on futures contracts	$503,028
Futures Contracts	Interest Rate	Net change in unrealized depreciation on futures contracts	(151,412)
		Total	$351,616

The notional value of the derivative instruments outstanding as of March 31, 2025, as disclosed in the Schedule of Investments, and the realized gain and loss amounts and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2025, amounted to $7,154,439 and $6,018,961, respectively.

Note 2 -	Fair Value Measurements

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the primary exchange’s regular trading session on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

Note 2 -	Fair Value Measurements (continued)

and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond pursuant to fair valuation policies and procedures adopted by the Board if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. The Board has designated Atlas Asset Management LLC, the Fund’s adviser (the “Adviser”), as its valuation designee. Futures contracts are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Exchange traded options are valued at the last sale price or in the absence of a sale, at the mean between the current bid and ask prices. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Open-end underlying funds are valued at their respective NAV as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

The Fund determines the fair value of its financial instruments based on the GAAP Fair Value Measurement framework, which establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

Note 2 -	Fair Value Measurements (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2025, for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$10,368,379	$—	$—	$10,368,379
Corporate Bonds	—	45,328,968	—	45,328,968
U.S. Government & Agencies	—	81,045,750	—	81,045,750
Total Assets	10,368,379	126,374,718	—	136,743,097
	$10,368,379	$126,374,718	$—	$136,743,097
Liabilities
Reverse Repurchase Agreements	$—	$(65,685,000)	$—	$(65,685,000)
Futures Contracts**	(112,740)	—	—	(112,740)
Total Liabilities	$(112,740)	$(65,685,000)	$—	$(65,797,740)

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

**	Represents cumulative unrealized depreciation on futures contracts at March 31, 2025.

The following is a description of the Fund’s valuation methodologies used for assets and liabilities measured at fair value:

Equity Securities – Equity securities include common stock, exchange-traded funds and master limited partnerships. Equity securities with quoted market prices obtained from an active exchange market are classified as Level 1.

Exchange-Traded Funds (“ETFs”) – ETFs are priced continuously during normal trading hours in an active exchange market. The NAV of ETFs is calculated at the end of each trading day, at market close. ETFs are classified as Level 1.

U.S. Government Agency Debentures, Mortgage-Backed and Instrumentalities – Fair value for these securities is obtained from third-party pricing service providers that use a pricing methodology based on an active exchange market and quoted market prices for similar securities. Other U.S. Government debt securities are classified as Level 2.

Corporate Bonds - The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

Note 3 -	Management, Advisory, Distribution and Other Fees

Investment Advisory Fees

The Adviser provides investment advisory services to the Fund. The Adviser charges an investment advisory fee at an annual rate of 0.65% on the first $100 million, 0.60% on the next $200 million and 0.55% on assets exceeding $300 million on the Fund’s average daily gross assets. For the six months ended March 31, 2025, $448,269 of investment advisory fees was earned by the Adviser.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least January 31, 2026 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Directors, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.15% of the average daily gross assets of the Fund’s Class A shares and 1.90% of the average daily gross assets of the Fund’s Class C shares. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation within three years following when such amounts were waived and/or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expenses limits in place at the time of the recoupment. During the six months ended March 31, 2025, the Adviser voluntarily waived fees of $213,269 which is not subject to recapture by the Adviser.

Distribution (12b-1) Fees

The distributor of the Fund is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The distribution fee amounts to an annual rate of 0.25% and 1.00% of the Class A and Class C shares, respectively, computed on the Fund’s average daily net assets. For the six months ended March 31, 2025, the Fund paid distribution fees equal to $83,097 for Class A and $51,520 for Class C. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended March 31, 2025, the Distributor received $9,868 in underwriting commissions for sales of Class A shares, of which $443 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as noted below.

Other Fees

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Under the terms of the Fund’s agreement with UFS, UFS pays for certain operating expenses of the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

Certain officers and directors of the Fund are also officers and directors of the Adviser. The Fund also has three independent directors, who are paid based upon fees per meeting and disclosed in the Prospectus. For the six months ended March 31, 2025, the independent directors received $13,459 in fees.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

Note 4 -	Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments. Some of these requirements and limitations are imposed statutorily or by regulation, while others are by procedures established by the Board. The most significant requirements and limitations are discussed below.

The Fund is prohibited from investing in direct or indirect obligations issued by the Commonwealth of Puerto Rico or any of its instrumentalities or any security deemed illiquid by the Adviser.

Normally, at least 20% of the Fund’s assets must be invested solely in securities issued by Government National Mortgage Association (“GNMA” or “Ginnie Mae”), Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) representing an interest in or guaranteed by mortgages on real property located in Puerto Rico.

Note 5 -	Share Transactions

The Fund is authorized to issue 1,000,000,000 shares of Class A and Class C shares of common stock with $0.01 par value per share. Transactions in shares during the six months ended March 31, 2025, and the year ended September 30, 2024, were as follows:

March 31, 2025
	Shares
	Class A	Class C

Shares sold	84,632	—
Shares issued in reinvestment of distributions	38,927	7,879
Shares redeemed	(725,573)	(138,211)

Net decrease	(602,014)	(130,332)
Shares outstanding
Beginning of period	8,122,203	1,274,939
End of period	7,520,189	1,144,607

September 30, 2024
	Shares
	Class A	Class C

Shares sold	313,668	74,071
Shares issued in reinvestment of distributions	96,712	20,028
Shares redeemed	(1,123,148)	(229,171)

Net increase (decrease)	(712,768)	(135,072)
Shares outstanding
Beginning of year	8,834,971	1,410,011
End of year	8,122,203	1,274,939

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

Note 6 -	Tax Information

The Fund is exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the Puerto Rico Internal Revenue Code of 2011, as amended.

The Fund is treated as a “passive foreign investment company” (“PFIC”) under the United States Internal Revenue Code of 1986, as amended (the “U.S. Code”). As such, the Fund will not qualify as a regulated investment company under Subchapter M of the U.S. Code and will be treated as a non-U.S. corporation whose only business activity in the United States is trading in stocks or securities for its own account, which, under the U.S. Code, does not constitute engaging in the conduct of a trade or business within the United States, even if its principal office is located therein. As a result, the Fund will be subject to U.S. federal income tax withholding only with respect to certain types of income from United States sources considered fixed, determinable, annual and periodic income (such as dividends and interest paid by U.S. payors).

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S federal income taxes and the PFIC rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes.

Note 7 -	Tax Components of Capital

The tax attributes of distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023, were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2024	September 30, 2023
Ordinary Income	$(3,463,618)	$(3,408,201)
Return of Capital	(228,597)	(504,098)
Total	$(3,692,215)	$(3,912,299)

The Fund’s net investment income and net realized gain (loss) on investments and futures contracts reflected in the financial statements differ from distributable net investment income and net realized gain (loss) on investments and futures contracts for tax purposes. Permanent book and tax differences are primarily attributable to the tax adjustments for real estate investment trusts and partnerships, and paydowns from mortgage-backed securities, as follows:

2024
Net investment income per statement of operations	$3,463,156
Tax adjustments for real estate investment trusts and partnerships	—
Reclassification of realized loss on securities’ paydown for tax purposes	462
Distributable net investment income for tax purposes	$3,463,618

Net realized loss on investments and derivatives per statement of operations	$(737,367)
Tax adjustments for real estate investment trusts and partnerships	—
Reclassification of realized loss on securities’ paydown for tax purposes	(462)
Net realized loss on investments and derivatives for tax purposes	$(737,829)

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

Note 7 -	Tax Components of Capital - (continued)

The accumulated net investment income and accumulated net realized loss on investments (tax basis) and derivatives, respectively, (for tax purposes) at September 30, 2024, were as follows:

2024
Undistributed net investment income, beginning of the year	$—
Net investment income for the year	3,463,618
Distributions	(3,463,618)
Accumulated net investment income, end of the year	$—

Accumulated net realized loss on investments and derivatives, beginning of the year	$(16,230,747)
Net realized loss on investment and derivatives for the year, tax basis	(737,829)
Distributions	—
Accumulated net realized loss on investments and derivatives, end of the year, tax basis	$(16,968,576)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes was as follows:

Cost of investments for tax purposes	$139,390,128
Gross appreciation	1,968,693
Gross depreciation	4,615,724
Net appreciation (depreciation)	$(2,647,031)

Note 8 -	Securities Sold Under Agreements to Repurchase

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The reverse repurchase agreements on the Statement of Assets and Liabilities are recorded at their contractual amount, which approximates their fair value based on Level 2 inputs in the fair value hierarchy.

At March 31, 2025, the Fund had outstanding $65,685,000 in securities sold under agreements to repurchase. Summarized information on such borrowing was as follows:

Weighted-average interest rate at end of the period	4.53%
Maximum aggregate balance outstanding at any time during the period	$68,919,000
Average balance outstanding during the period	$64,411,549
Weighted-average interest rate during the period	4.71%

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

Note 8 –	Securities Sold Under Agreements to Repurchase – (continued)

At March 31, 2025, the interest rates on three outstanding agreements with maturities up to April 8, 2025, were 4.50%, 4.55% and 4.65%, respectively.

At March 31, 2025, investment securities amounting to $73,899,589 were pledged as collateral for securities sold under agreements to repurchase, limited to the reverse repurchase balance. The counterparties under such agreements to repurchase have the right to sell or repledge the investment securities. Interest payable on securities sold under agreements to repurchase amounted to $85,316 at March 31, 2025. The interest expense for the six months ended March 31, 2025, was $1,535,814.

No trades were executed by any affiliate of the Adviser.

Note 9 –	Risks and Uncertainties

Leverage Risk. The use of leverage by the Fund creates an opportunity for increased net income, but at the same time, creates special risks. Because, under normal market conditions, obligations with longer-term or medium-term maturities produce higher yields than short-term obligations, the Adviser believes that the spread inherent in the difference between the short-term rates paid by the Fund in the course of leveraging and the longer-term rates received by the Fund from securities purchased with the proceeds of such leverage will provide holders of the shares with a potentially higher yield. Investors should note, however, that leverage creates certain risks for shareholders, including higher volatility in the NAV and market value of the shares as well as in the dividend rate paid by the Fund on the shares. Since any decline in the value of the Fund’s investment will be borne entirely by the shareholders, the effect of leverage in the declining market would result in a greater decrease in NAV per share than if the Fund were not leveraged, which will result in a lower redemption price of the shares. The effect of leverage may cause a shareholder to lose all or a portion of its investment in the Fund.

Mortgage-Backed Securities Risk. Mortgage-backed securities are classified generally as either commercial mortgage-backed securities or residential mortgage-backed securities, each of which is subject to certain specific risks. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Note 10 –	Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments and leverage. Some of these requirements and limitations are imposed statutorily or by regulation while others are imposed by procedures established by the Board. The most significant requirements and limitations are discussed below. In accordance with the requirements of the Puerto Rico Investment Companies Act and rulings issued by the Commissioner of Financial Institutions (“OCFI”), the Fund is required to invest at least 20% of the Fund’s total assets in Puerto Rico Assets (the “20% investment requirement”). The balance of the Fund’s assets is invested in U.S. debt and other fixed-income obligations. The Fund continues to be required to invest at least 90% of its assets in securities that are rated, at the time of purchase, within the highest rating category by one or more nationally recognized statistical rating organizations or are deemed of comparable quality by the Adviser. The OCFI granted a waiver that permits the Fund to maintain PR assets acquired prior to the effective date of the change in investment

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

Note 10 –	Investment and Other Requirements and Limitations – (continued)

policy. Therefore, the Fund will gradually achieve the approved investment policy and applicable compliance ratios with the gradual disposal of assets as market and economic conditions permit.

The Fund’s investment objective and fundamental policies may not be changed without the vote of a majority of the Fund’s outstanding shares of common stock and the consent of OCFI. All other investment policies and limitations, however, subject to applicable Puerto Rico law, may be changed by the Board without the approval of either the Fund’s shareholders or OCFI. The Fund’s leverage, as measured by the ratio of total assets, may not exceed 33 1⁄3%. Should this ra o be exceeded, the Fund is precluded from further leverage transac ons un l the maximum 33 1⁄3% ra o is restored. The Fund may issue preferred stock, debt securities and other forms of leverage to the extent that immediately after their issuance the value of the Fund’s total assets less all the Fund’s liabilities and indebtedness which are not represented by preferred stock, debt securities, or other forms of leverage being issued or already outstanding is equal to or greater than 300% of the aggregate par value of all outstanding preferred stock (not including any accumulated dividends or other distributions attributable to such preferred stock) and the total amount outstanding of debt securities and other forms of leverage.

Offsetting of Financial Assets and Derivative Assets and Liabilities

The Fund’s policy is to recognize a net asset or liability equal to the net unrealized appreciation (depreciation) of the repurchase agreements. The following table shows additional information regarding repurchase agreements and the offsetting of assets and liabilities at March 31, 2025.

Gross Amounts Not Offset in the Statement of
Liabilities:				Assets & Liabilities

		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of	Financial
	of Recognized	Assets &	Assets &	Instruments	Collateral
Description	Liabilities	Liabilities	Liabilities	Pledged(1)	Pledged/(Received)	Net Amount
Reverse repurchase agreements	$65,685,000	$—	$65,685,000	$65,685,000	$—	$—

(1)	The amount is limited to the reverse repurchase balance and accordingly does not include excess collateral pledged.

Remaining Contractual maturity of the lending agreement

	Overnight &			Greater than
	Continuous	Up to 30 Days	30-90 Days	90 Days	Total
US Government Agency Obligations	$—	$65,685,000	$—	$—	$65,685,000

Gross amount of unrecognized liabilities for reverse repurchase agreements					$65,685,000

Note 11 –	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, Pershing LLC, an account holding shares for the benefit of others in nominee name, held approximately 77% of the voting securities for the Fund. The Fund has no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of the Fund.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

Note 12 –	Commitments and Contingencies

The Fund indemnifies its officers and Directors for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Note 13 –	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

Distributions: The Board declared the following distributions after March 31, 2025:

Class	Dividend Per Share	Record Date	Payable Date
A	$0.0326	4/28/25	4/30/25
C	$0.0276	4/28/25	4/30/25

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-969-8440 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Atlas U.S. Tactical Income Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)
March 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

The Annual Meeting of Shareholders of the Fund was held on January 30, 2025, to elect the following nominees to the Board of Directors of the Fund. The votes cast for each Director were as follows:

Proposed Director	Shares Voted For	Shares Withheld for Each Director
Paul Hopgood	8,471,911	841
Eduardo Inclán	8,471,911	841
Fernando Nido	8,471,911	841
Jorge Padilla	8,471,911	841
Jaime Pandal	8,471,911	841

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Atlas U.S. Tactical Income Fund, Inc.

By (Signature and Title)

/s/ Paul Hopgood
Paul Hopgood, Principal Executive Officer/President

Date	6/2/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Paul Hopgood
Paul Hopgood, Principal Executive Officer/President

Date	6/2/25

By (Signature and Title)

/s/ Jaime Pandal
Jaime Pandal, Principal Financial Officer/Treasurer

Date	6/2/25